BUSINESS ACQUISITIONS (Details Narraive) - USD ($)	1 Months Ended			12 Months Ended
	Feb. 25, 2020	Dec. 18, 2019	Dec. 18, 2018	Feb. 29, 2020	May 31, 2020	May 06, 2019	Feb. 28, 2019
Total Purchase Price at Fair Value				$ 36,931,000
Goodwill				$ 21,552,596	$ 21,552,596		$ 0
Estimated treasury stock				24,000,000
Aggregate net profit description				The Acquisition Agreement also provides that in the event that Butterfly Effect Media fails to meet the aggregate net profit milestones of RMB215,000,000 for the 3 years ending February 28, 2022,
Contingent receivable				$ 608,914	$ 608,914		$ (0)
Common stock, shares issued				284,280,000	284,280,000		105,000,000
Share Exchange Agreement [Member]
Common stock, shares issued						115,550,000
Acquisition Agreement [Member]
Restricted common shares issued	24,000,000
Description of profit after acquisation				The Acquisition Agreement also provides that in the event that Butterfly Effect Media fails to meet the aggregate net profit milestones of RMB215,000,000 for the 3 years ending February 28, 2022, each equity holder is to return the common stock or equivalent amount of cash (the “Claw-back”) according to the calculation formula specified in the Acquisition Agreement.
Cash consideration		$ 288,000,000	$ 288,000,000